Prepaid Expenses and Deferred Offering Costs	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Deferred Offering Costs

NOTE 5 – PREPAID EXPENSES AND DEFERRED OFFERING COSTS

At December 31, 2020 and March 31, 2020, the Company had $252,431 and $132,023 in prepaid expenses and deferred offering costs, respectively. At December 31, 2020 the total prepaids amount of $252,431 was made up primarily of $141,687 in prepaid expenses – short term and $110,744 in deferred offering costs. Of the $141,687 classified as prepaid expenses – short term, approximately $73,000 is made up of advertising and marketing services yet to be performed, and $25,000 is made up of a deposit for our canine elbow osteoarthritis study to be performed by Colorado State University. The $110,744 classified as deferred offering expenses is entirely made up of legal costs incurred related to our S-1 and S-1/A filings with the Securities and Exchange Commission on October 13, 2020, and December 31, 2020, respectively, and will be recorded as a reduction of proceeds should we be successful in raising capital through this S-1 offering or expensed if not.

NOTE 6 – PREPAID EXPENSES

As of March 31, 2020, the Company had approximately $132,023 in prepaid expenses recorded on our balance sheet, respectively, as follows: i) approximately $100,000 in marketing services; ii) approximately $10,000 in annual OTC listing license; and iii) approximately $6,000 in insurance costs.

As of March 31, 2019, the Company had approximately $34,327 in prepaid expenses recorded on our balance sheet, respectively, as follows: i) approximately $10,000 in annual OTC listing license; ii) $2,000 in SEC filing service services; iii) $7,000 in insurance costs; and iv) $10,000 in legal services.